CONSOLIDATED BALANCE SHEETS (Parenthetical) ¥ in Millions	Dec. 31, 2024 CNY (¥) shares	Dec. 31, 2023 CNY (¥) shares
Shareholders' equity
Share capital, shares authorized | shares	1,400,000,000	1,400,000,000
Share capital, shares issued | shares	689,450,266	674,287,738
Share capital, shares outstanding | shares	653,270,717	644,089,050
Accounts receivable, allowance for credit loss | ¥	¥ 190	¥ 206
Due from related parties, allowance for credit loss | ¥	72	47
Prepayments and other current assets, allowance for credit loss | ¥	¥ 243	¥ 360